Vanguard Health Care Fund

Supplement Dated January 2, 2025, to the Prospectus and Summary Prospectus Dated May 24, 2024

Important Changes to Vanguard Health Care Fund

Effective today, Jean Hynes has stepped down as co-portfolio manager of Vanguard Health Care Fund (the Fund). Rebecca Sykes will remain as the Fund’s sole portfolio manager. Ms. Hynes remains at Wellington Management Company LLP and continues to serve as its CEO and Managing Partner.

All references to Ms. Hynes in the Fund’s Prospectus and Summary Prospectus are hereby deleted in their entirety. The Fund’s investment objective, strategies, and policies remain unchanged.

© 2025 The Vanguard Group, Inc. All rights reserved.	PS 052B 012025
Vanguard Marketing Corporation, Distributor.

Vanguard Specialized Funds

Supplement Dated January 2, 2025, to the Statement of Additional Information Dated May 24, 2024

Important Changes to Vanguard Health Care Fund

Effective today, Jean Hynes has stepped down as co-portfolio manager of Vanguard Health Care Fund (the Fund). Rebecca Sykes will remain as the Fund’s sole portfolio manager. Ms. Hynes remains at Wellington Management Company LLP and continues to serve as its CEO and Managing Partner.

All references to Ms. Hynes in the Statement of Additional Information are hereby deleted in their entirety. The Fund’s investment objective, strategies, and policies remain unchanged.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 051B 012025
Vanguard Marketing Corporation, Distributor.